Fees and Expenses - Income Opportunities Fund	Oct. 31, 2024 USD ($)
Income Opportunities Fund - Classes A, L, I, C, R6
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any shares of the Fund and/or certain other Morgan Stanley Funds already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Share Class Arrangements”) as of the date of the transaction, amounts to $100,000  or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 47 of the Prospectus in the section entitled “Shareholder Information—Share Class Arrangements” and in Appendix A attached to the Prospectus. In addition, Appendix A attached to the Prospectus contains more information regarding financial intermediary-specific sales charge waivers and discounts.
Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Expense Breakpoint Discounts [Text]	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any shares of the Fund and/or certain other Morgan Stanley Funds already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Share Class Arrangements”) as of the date of the transaction, amounts to $100,000 or more.
Expenses Restated to Reflect Current [Text]	Other Expenses have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees [Table]
Shareholder Fees - Income Opportunities Fund - Classes A, L, I, C, R6 - Income Opportunities Fund	A		L	I	Class C		CLASS R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%		0.00%	0.00%	0.00%		0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	0.00%	1.00%	[2]	0.00%
[1]	Other Expenses have been restated to reflect current fees.
[2]	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C and 0.57% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses, Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current fees.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Income Opportunities Fund - Classes A, L, I, C, R6 - Income Opportunities Fund		A	L	I	Class C	CLASS R6
Management Fees (as a percentage of Assets)		0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and Service (12b-1) Fees		0.25%	0.50%	0.00%	1.00%	0.00%
Other Expenses (as a percentage of Assets):	[1]	0.33%	0.44%	0.33%	0.33%	0.20%
Expenses (as a percentage of Assets)	[2]	0.90%	1.26%	0.65%	1.65%	0.52%
Fee Waiver or Reimbursement	[2]	0.00%	(0.02%)	(0.05%)	0.00%	0.00%
Net Expenses (as a percentage of Assets)	[2]	0.90%	1.24%	0.60%	1.65%	0.52%
[1]	Other Expenses have been restated to reflect current fees.
[2]	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C and 0.57% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses, Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current fees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus entitled “Shareholder Information—Conversion Features” for more information.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If You SOLD Your Shares
Expense Example, With Redemption [Table]
Expense Example - Income Opportunities Fund - Classes A, L, I, C, R6 - Income Opportunities Fund - USD ($)	A	L	I	Class C	CLASS R6
Expense Example, with Redemption, 1 Year	$ 414	$ 126	$ 61	$ 268	$ 53
Expense Example, with Redemption, 3 Years	603	398	203	520	167
Expense Example, with Redemption, 5 Years	807	690	357	897	291
Expense Example, with Redemption, 10 Years	$ 1,397	$ 1,521	$ 806	$ 1,754	$ 653

Expense Example, No Redemption, By Year, Caption [Text]	If You HELD Your Shares
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Income Opportunities Fund - Classes A, L, I, C, R6 - Income Opportunities Fund - USD ($)	A	L	I	Class C	CLASS R6
Expense Example, No Redemption, 1 Year	$ 414	$ 126	$ 61	$ 168	$ 53
Expense Example, No Redemption, 3 Years	603	398	203	520	167
Expense Example, No Redemption, 5 Years	807	690	357	897	291
Expense Example, No Redemption, 10 Years	$ 1,397	$ 1,521	$ 806	$ 1,754	$ 653

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155%  of the average value of its portfolio.

Portfolio Turnover, Rate	155.00%
Income Opportunities Fund - Class IR
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class IR shares of the Fund. The Fund does not charge any sales load or other fees when you purchase or redeem Class IR shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	Other Expenses have been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Income Opportunities Fund - Class IR Income Opportunities Fund Class IR
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	15.59%	[1]
Expenses (as a percentage of Assets)	15.91%	[2]
Fee Waiver or Reimbursement	(15.34%)	[2]
Net Expenses (as a percentage of Assets)	0.57%	[2]
[1]	Other Expenses have been restated to reflect current fees.
[2]	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses, Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current fees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual  funds.
The example assumes that you invest $10,000 in the Fund,  your investment has a 5% return each year and that the Fund’s  operating expenses remain the same  (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If You SOLD Your Shares
Expense Example, With Redemption [Table]
Expense Example	Income Opportunities Fund - Class IR Income Opportunities Fund Class IR USD ($)
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	3,029
Expense Example, with Redemption, 5 Years	5,386
Expense Example, with Redemption, 10 Years	$ 9,366

Expense Example, No Redemption, By Year, Caption [Text]	If You HELD Your Shares
Expense Example, No Redemption [Table]
Expense Example, No Redemption	Income Opportunities Fund - Class IR Income Opportunities Fund Class IR USD ($)
Expense Example, No Redemption, 1 Year	$ 58
Expense Example, No Redemption, 3 Years	3,029
Expense Example, No Redemption, 5 Years	5,386
Expense Example, No Redemption, 10 Years	$ 9,366

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155%  of the average value of its portfolio.

Portfolio Turnover, Rate	155.00%